Note 7: Fixed Assets	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Note 7: Fixed Assets

Note 7: Fixed Assets

(Dollars in millions)	Estimated Useful Lives	2012	2011
Land		$433	$335
Buildings and improvements	12-40 years	5,436	4,885
Machinery, tools and equipment	3-20 years	10,880	9,994
Other, including assets under construction		1,316	766

		18,065	15,980
Accumulated depreciation		(9,547)	(9,779)

		$8,518	$6,201

Depreciation expense was $920 million in 2012, $823 million in 2011 and $863 million in 2010.